RISK CONCENTRATIONS (Details)	12 Months Ended
	Nov. 30, 2025 USD ($) item	Nov. 30, 2024 USD ($) item	Feb. 29, 2024 item	Dec. 31, 2023 item
RISK CONCENTRATIONS
Uninsured cash balance	$ 980,411	$ 0
United States
RISK CONCENTRATIONS
Uninsured cash balance	977,165
Canada
RISK CONCENTRATIONS
Uninsured cash balance	$ 3,246
Accounts payable and accrued liabilities | Vendor | Top 5 Vendors
RISK CONCENTRATIONS
Number of vendors | item	5
Percent of total	76.00%
Accounts payable and accrued liabilities | Vendor | Vendor 1
RISK CONCENTRATIONS
Number of vendors | item	1	1	1	1
Percent of total	56.00%	68.00%